Severance and Retirement Plans	12 Months Ended
Mar. 31, 2011
Severance and Retirement Plans
Severance and Retirement Plans

15.    Severance and Retirement Plans

The Company and its domestic subsidiaries have defined benefit severance and retirement plans covering their employees. The plans provide, under most circumstances, retirement benefits and lump-sum severance payments to the employees that are determined by reference to their rates of pay at the time of termination, years of service and certain other factors. All employees may choose either to remain in the defined benefit plans or to withdraw from the plans and enroll under such system as receiving all compensation during their employment. For those under the fixed annual compensation system, separate severance and retirement benefits are not to be paid upon their termination or retirement.

KONAMI recognizes the funded status of a benefit plan (measured as the difference between plan assets at fair value and the benefit obligation) in the consolidated balance sheets and recorded the adjustments, after considering tax effect, as a component of accumulated other comprehensive income (loss). The adjustments made to accumulated other comprehensive income (loss) represent actuarial (gain) loss and unamortized prior service cost.

Also, the Company and certain of its domestic subsidiaries terminated the benefit severance and retirement plans, resulting in a settlement gain of ¥103 million ($1,239 thousand) for the year ended March 31, 2011.

The reconciliation of beginning and ending balances of the benefit obligations of the Company and its domestic subsidiaries' plans are as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Change in benefit obligation:
Benefit obligation, beginning of year	¥3,524	¥3,902	$46,926
Service cost	210	254	3,055
Interest cost	25	33	397
Actuarial loss	228	25	301
Benefits paid	(85)	(167)	(2,008)
Settlement	—	(801)	(9,633)

Benefit obligation, end of year	¥3,902	¥3,246	$39,038

Change in plan assets:
Fair value of plan assets, beginning of year	¥1,922	¥2,237	$26,903
Actual return on plan assets	161	(49)	(589)
Employer contribution	207	199	2,393
Benefits paid	(53)	(74)	(890)
Pension assets refunding cost	—	(3)	(36)
Settlement	—	(907)	(10,908)

Fair value of plan assets, end of year	¥2,237	¥1,403	$16,873

Under funded status	¥(1,665)	¥(1,843)	$(22,165)

Amounts recognized in the consolidated balance sheets consist of:
Other assets	¥134	—	—
Other current liabilities	(34)	(34)	(409)
Accrued pension and severance costs	(1,765)	(1,809)	(21,756)

Net amount recognized	¥(1,665)	¥(1,843)	$(22,165)

Recognized accumulated other comprehensive income (loss) at March 31, 2010 and 2011 is as follows:

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Actuarial net loss	¥(158)	¥(335)	$(4,029)

	¥(158)	¥(335)	$(4,029)

	Millions of Yen		Thousands of U.S. Dollars
	2010	2011	2011
Pension plans with an accumulated benefit obligation in excess of plan assets:
Projected benefit obligation	¥3,101	¥3,246	$39,038
Accumulated benefit obligation	2,899	3,048	36,657
Fair value of plan assets	1,302	1,403	16,873

The measurement date used to determine pension benefit obligations for all the pension plans was March 31. The accumulated benefit obligations for the defined benefit plans were ¥3,699 million and ¥3,048 million ($36,657 thousand) at March 31, 2010 and 2011, respectively.

Net periodic cost of the Company and its domestic subsidiaries' plans for the years ended March 31, 2009, 2010 and 2011 included the following components:

	Millions of Yen			Thousands of U.S. Dollars
	2009	2010	2011	2011
Service cost—benefits earned during the year	¥204	¥210	¥254	$3,055
Interest cost on projected benefit obligation	25	25	33	397
Expected return on plan assets	(41)	(38)	(26)	(313)
Recognized actuarial gain	(136)	(27)	20	241
Amortization of prior service cost	(39)	—	—	—
Settlement gain	—	—	(103)	(1,239)

Net periodic cost	¥13	¥170	¥178	$2,141

Estimated amortization for actuarial loss for the year ending March 31, 2012 is as follows:

	Millions of Yen	Thousands of U.S. Dollars
Actuarial net loss	¥35	$421

Weighted-average assumptions used to determine projected benefit obligations at March 31, 2010 and 2011 were as follows:

	2010	2011
Weighted-average assumptions:
Discount rate	0.9%	0.9%
Assumed rate of increase in future compensation levels	1.8%	1.5%

Weighted-average assumptions used to determine net periodic cost for the years ended March 31, 2009, 2010 and 2011 were as follows:

	2009	2010	2011
Weighted-average assumptions:
Discount rate	1.3%	1.1%	0.9%
Assumed rate of increase in future compensation levels	1.9%	1.9%	1.8%
Expected long-term rate of return on plan assets	2.0%	2.0%	2.0%

The Company and its domestic subsidiaries determine the expected long-term rate of return on plan assets of the various assets categories in which they invest. KONAMI considers the current expectations for future returns and the actual historical returns of each plan asset category.

The Company and its domestic subsidiaries' investment goals for the pension benefit plans are to ensure adequate plan assets to provide future payments of pension benefits to eligible participants. The Company and its domestic subsidiaries address diversification by the use of domestic and foreign equity securities and domestic and foreign debt securities in order to secure stable return on plan assets subject to specific risk management policies. The Company and its domestic subsidiaries evaluate the difference between expected return based on expected long-term rate of return on plan assets and actual return on invested plan assets on an annual basis. The Company and its domestic subsidiaries will revise the asset allocation if the evaluation requires a revision of its formulation of asset allocation.

The Company and its domestic subsidiaries' plan assets consist of three major components: approximately 40% is invested in equity securities, approximately 30% is invested in debt securities, and approximately 30% is invested in other investment vehicles, primarily consisting of investments in life insurance company general accounts.

The equity securities for pooled funds are selected primarily from stocks that are listed on the securities exchanges. In making investment decisions, the Company and its domestic subsidiaries had examined the business condition of the investee companies, and appropriately diversified investments by type of industry and other relevant factors. The debt securities for pooled funds are selected primarily from government bonds, public debt instruments, and corporate bonds. In making investment decisions, the Company and its domestic subsidiaries had examined the quality of the issue, including rating, interest rate, and repayment dates, and appropriately diversified the investments. In regard to investments in life insurance company general accounts, the contracts with the insurance companies guarantee a certain amount of interest rate and return of capital.

The fair values of the Company and its domestic subsidiaries' plan assets at March 31, 2010 and 2011, by asset category, for which the three levels of input used to measure fair value are more fully described in Note 20, are as follows:

	Millions of Yen
Year Ended March 31, 2010	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥688	—	¥688
Debt securities:
Pooled funds	—	664	—	664
Other investments:
Life insurance company general accounts	—	809	—	809
Others	—	76	—	76

Total plan assets	—	¥2,237	—	¥2,237

As of March 31, 2010, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

Pooled funds investing in the equity securities consist of approximately 65% Japanese companies and 35% foreign companies. Pooled funds investing in the debt securities consist of approximately 54% Japanese government bonds, 23% foreign government bonds, 22% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

	Millions of Yen
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	¥541	—	¥541
Debt securities:
Pooled funds	—	392	—	392
Other investments:
Life insurance company general accounts	—	435	—	435
Others	—	35	—	35

Total plan assets	—	¥1,403	—	¥1,403

	Thousands of U.S. Dollars
Year Ended March 31, 2011	Level 1	Level 2	Level 3	Total
Plan assets
Equity securities:
Pooled funds	—	$6,506	—	$6,506
Debt securities:
Pooled funds	—	4,714	—	4,714
Other investments:
Life insurance company general accounts	—	5,232	—	5,232
Others	—	421	—	421

Total plan assets	—	$16,873	—	$16,873

As of March 31, 2011, the Company and its domestic subsidiaries did not have any Level 1 and 3 plan assets.

Level 2 assets are comprised principally of pooled funds that invest in equity and debt securities and investments in life insurance company general accounts. Pooled funds are valued at their net asset values that are calculated by the sponsor of the fund and have daily liquidity. Investments in life insurance company general accounts are valued at conversion value.

Pooled funds investing in the equity securities consist of approximately 56% Japanese companies and 44% foreign companies. Pooled funds investing in the debt securities consist of approximately 53% Japanese government bonds, 20% foreign government bonds, 26% Japanese public debt instruments and corporate bonds, and 1% foreign public debt instruments and corporate bonds.

The Company and its domestic subsidiaries have participated in the welfare pension fund for a multi-employer contributory plan. KONAMI's contributions to the plan amounted to ¥887 million, ¥985million and ¥809 million ($9,729 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively, and were recorded as costs and expenses in the consolidated statements of income.

The Company and its domestic subsidiaries expect to contribute ¥191 million ($2,297 thousand) and ¥806 million ($9,693 thousand) to its domestic defined benefit plan and multi-employer contributory plan, respectively, in the year ending March 31, 2012.

Future estimated pension benefit payments, using the defined benefit plan for the Company and its domestic subsidiaries are as follows:

Millions of Yen
Year ending March 31
2012	¥213
2013	209
2014	213
2015	212
2016	230
2017-2019	1,112

The Company has accrued the liability for retirement benefits for their directors and corporate auditors in the amount of ¥1,096 million and ¥1,123 ($13,506 thousand) at March 31, 2010 and 2011, respectively, which is included in accrued pension and severance costs in the accompanying consolidated balance sheets.